Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 13,340	$ 12,370
Employee compensation [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	4,635	3,990
Stock-based Compensation [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	5,397	5,178
Professional fees [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	1,105	1,430
Other general and administrative [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 2,203	$ 1,772